SUBSEQUENT EVENTS (Details) $ in Millions		6 Months Ended
	Feb. 15, 2021 USD ($)	Dec. 31, 2020
Business Combination Agreement [Abstract]
Stock conversion basis at time of business combination		1
Subsequent Event [Member]
Business Combination Agreement [Abstract]
Stock conversion basis at time of business combination	1
Subsequent Event [Member] | Maximum [Member]
Business Combination Agreement [Abstract]
Cash payment in lieu of vested options	$ 10